VESSELS AND EQUIPMENT, NET - Additional Information (Details) $ in Thousands	1 Months Ended												3 Months Ended			12 Months Ended
	Feb. 29, 2024 USD ($)	Jan. 31, 2024 vessel	Dec. 31, 2023 USD ($) vessel dwt	Nov. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) vessel	May 31, 2023 USD ($)	Mar. 31, 2023 USD ($) vessel	Feb. 28, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Nov. 30, 2022 USD ($) vessel	Jun. 30, 2022 USD ($) vessel	Feb. 28, 2022 USD ($) vessel	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) vessel dwt	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels																$ 9,188	$ 34,185	$ 9,788
Impairment loss on vessels																11,780	0	4,187
Deferred charter revenue			$ 22,840						$ 29,153							$ 22,840	29,153
Number of newbuildings acquired | vessel																6
Depreciation																$ 120,600	$ 114,900	108,800
Transfer from newbuildings																219,500
Golden Hawk
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels				$ 5,800
Unrelated Third Party | Golden Hawk
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels				$ 5,800
Purchase option net of sellers credit			$ 15,300		$ 15,300											$ 15,300
Kamsarmax
Property, Plant and Equipment [Line Items]
Vessel tonnage | dwt			85,000													85,000
Number of newbuildings acquired | vessel			4													6
Kamsarmax | Subsequent Event
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired | vessel		1
Newcastlemax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel			19						13							19	13
Vessel tonnage | vessel								208,000
Consideration transferred								$ 291,000
Duration of time charter								36 months
Average fixed net time charter rate								$ 21
Number of vessels acquired | vessel								6								6
Newcastlemax Vessels | Time charter revenues
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel																6
Deferred charter revenue			$ 4,900													$ 4,900
Time charter asset			2,000													2,000
Time charter liability			$ 6,900													$ 6,900
Capesize Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel			33						35							33	35
Panamax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel			31						27							31	27
Golden Ice and Golden Strength
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel										2
Proceeds from sale of vessels										$ 30,300
Golden Ice
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels									$ 2,800	$ 2,600
Golden Cecilie and Golden Cathrine
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel											2
Proceeds from sale of vessels											$ 63,000
Gain (loss) on sale of vessels														$ 21,900
Golden Empress, Golden Enterprise, and Golden Endeavor
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel												3
Proceeds from sale of vessels												$ 52,000
Gain (loss) on sale of vessels															$ 9,500
Vessels and Equipment
Property, Plant and Equipment [Line Items]
Impairment loss on vessels																$ 11,780
Transfer from newbuildings																219,504
Ballast Water Treatment System
Property, Plant and Equipment [Line Items]
Aggregate capitalized costs																3,100	$ 6,000	$ 2,900
Scrubbers
Property, Plant and Equipment [Line Items]
Aggregate capitalized costs																$ 6,200
Golden Bull
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel			1
Proceeds from sale of vessels			$ 16,000
Golden Bull | Subsequent Event
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of vessels	$ 1,400
Golden Suek
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel					1											1
Proceeds from sale of vessels					$ 15,000
Gain (loss) on sale of vessels					$ 800
Capesize Vessels, Golden Feng and Golden Shui
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel							2									2
Proceeds from sale of vessels							$ 43,600
Impairment loss on vessels						$ 11,800	$ 11,800						$ 11,800